Quarterly Holdings Report
for

Fidelity® Series Value Discovery Fund

October 31, 2020

EDT-QTLY-1220
1.950997.107

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
COMMUNICATION SERVICES - 11.0%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	2,470,400	$140,788,096
Entertainment - 0.2%
Lions Gate Entertainment Corp. Class B (a)	2,404,934	15,078,936
Interactive Media & Services - 2.8%
Alphabet, Inc. Class A (a)	90,991	147,051,465
Facebook, Inc. Class A (a)	270,300	71,118,633
		218,170,098
Media - 5.1%
Comcast Corp. Class A	5,772,804	243,843,241
Fox Corp. Class A	925,610	24,547,177
Interpublic Group of Companies, Inc.	5,006,214	90,562,411
WPP PLC	4,992,762	39,878,627
		398,831,456
Wireless Telecommunication Services - 1.1%
T-Mobile U.S., Inc.	764,953	83,815,900

TOTAL COMMUNICATION SERVICES		856,684,486

CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.8%
Lear Corp.	499,613	60,358,247
Household Durables - 0.8%
Newell Brands, Inc.	1,219,900	21,543,434
Whirlpool Corp.	236,524	43,747,479
		65,290,913
Multiline Retail - 1.1%
Dollar General Corp.	392,639	81,947,686
Specialty Retail - 3.4%
Best Buy Co., Inc.	937,200	104,544,660
Dick's Sporting Goods, Inc. (b)	752,300	42,617,795
Lowe's Companies, Inc.	601,200	95,049,720
Williams-Sonoma, Inc.	202,700	18,488,267
		260,700,442
Textiles, Apparel & Luxury Goods - 1.7%
PVH Corp.	1,395,785	81,360,308
Tapestry, Inc.	2,315,755	51,479,234
		132,839,542

TOTAL CONSUMER DISCRETIONARY		601,136,830

CONSUMER STAPLES - 7.6%
Beverages - 0.4%
C&C Group PLC (United Kingdom)	769,754	1,613,496
Coca-Cola European Partners PLC	750,500	26,800,355
		28,413,851
Food & Staples Retailing - 2.6%
Kroger Co.	2,701,900	87,028,199
Performance Food Group Co. (a)	240,380	8,079,172
Sysco Corp.	666,624	36,870,973
U.S. Foods Holding Corp. (a)	3,531,530	73,808,977
		205,787,321
Food Products - 1.6%
Mondelez International, Inc.	1,926,000	102,309,120
Tyson Foods, Inc. Class A	350,900	20,082,007
		122,391,127
Household Products - 2.3%
Procter & Gamble Co.	1,177,800	161,476,380
Spectrum Brands Holdings, Inc.	299,608	17,038,707
		178,515,087
Tobacco - 0.7%
Altria Group, Inc.	1,549,000	55,887,920

TOTAL CONSUMER STAPLES		590,995,306

ENERGY - 2.3%
Energy Equipment & Services - 0.2%
Hoegh LNG Partners LP	1,278,754	14,871,909
Oil, Gas & Consumable Fuels - 2.1%
Cabot Oil & Gas Corp.	3,362,400	59,817,096
Dynagas LNG Partners LP (a)(b)	994,300	2,157,631
GasLog Partners LP (b)	876,809	2,814,557
Golar LNG Ltd. (a)	1,412,233	10,662,359
Golar LNG Partners LP	2,435,893	5,042,299
Parex Resources, Inc. (a)	5,093,554	49,585,976
Teekay LNG Partners LP	3,062,367	31,879,240
		161,959,158

TOTAL ENERGY		176,831,067

FINANCIALS - 17.1%
Banks - 5.0%
Bank of America Corp.	6,370,100	150,971,370
CIT Group, Inc.	46,962	1,383,031
Cullen/Frost Bankers, Inc.	255,900	17,982,093
JPMorgan Chase & Co.	982,000	96,275,280
M&T Bank Corp.	584,592	60,552,039
PNC Financial Services Group, Inc.	536,882	60,066,358
		387,230,171
Capital Markets - 1.2%
Affiliated Managers Group, Inc.	488,731	36,835,655
BlackRock, Inc. Class A	46,200	27,683,502
Invesco Ltd.	921,824	12,085,113
State Street Corp.	329,539	19,409,847
		96,014,117
Consumer Finance - 3.1%
Capital One Financial Corp.	1,352,774	98,860,724
Discover Financial Services	2,119,034	137,758,400
		236,619,124
Diversified Financial Services - 4.4%
Berkshire Hathaway, Inc. Class B (a)	1,668,066	336,782,528
Insurance - 3.2%
Allstate Corp.	241,403	21,424,516
American International Group, Inc.	1,040,500	32,765,345
Chubb Ltd.	721,239	93,696,158
The Travelers Companies, Inc.	853,770	103,058,577
		250,944,596
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd.	445,779	17,764,293
MGIC Investment Corp.	104,675	1,053,031
		18,817,324

TOTAL FINANCIALS		1,326,407,860

HEALTH CARE - 17.1%
Biotechnology - 3.4%
Alexion Pharmaceuticals, Inc. (a)	623,500	71,789,790
Amgen, Inc.	548,098	118,904,380
Regeneron Pharmaceuticals, Inc. (a)	137,100	74,522,076
		265,216,246
Health Care Providers & Services - 9.0%
Anthem, Inc.	326,426	89,049,013
Centene Corp. (a)	2,761,803	163,222,557
Cigna Corp.	979,507	163,548,284
CVS Health Corp.	1,424,134	79,879,676
Humana, Inc.	84,022	33,548,304
UnitedHealth Group, Inc.	556,144	169,701,780
		698,949,614
Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	2,765,448	161,640,436
Bristol-Myers Squibb Co. rights (a)	1,566,696	5,107,429
Roche Holding AG (participation certificate)	359,999	115,679,031
Sanofi SA sponsored ADR	1,739,578	78,802,883
		361,229,779

TOTAL HEALTH CARE		1,325,395,639

INDUSTRIALS - 10.4%
Air Freight & Logistics - 0.6%
Deutsche Post AG	610,500	27,047,156
XPO Logistics, Inc. (a)	220,100	19,809,000
		46,856,156
Building Products - 2.0%
Carrier Global Corp.	742,100	24,778,719
Owens Corning	925,600	60,599,032
Trane Technologies PLC	532,871	70,738,625
		156,116,376
Electrical Equipment - 2.0%
Regal Beloit Corp.	681,300	67,210,245
Siemens Energy AG (a)	373,900	8,186,697
Vestas Wind Systems A/S	449,968	77,198,318
		152,595,260
Industrial Conglomerates - 1.1%
Siemens AG	747,800	87,702,174
Machinery - 3.2%
ITT, Inc.	641,200	38,799,012
Oshkosh Corp.	1,063,500	71,637,360
Otis Worldwide Corp.	712,900	43,686,512
Pentair PLC	859,300	42,758,768
Stanley Black & Decker, Inc.	320,800	53,316,960
		250,198,612
Trading Companies & Distributors - 1.5%
Beacon Roofing Supply, Inc. (a)	298,600	9,167,020
HD Supply Holdings, Inc. (a)	1,858,829	74,092,924
United Rentals, Inc. (a)	165,600	29,524,824
		112,784,768

TOTAL INDUSTRIALS		806,253,346

INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 2.0%
Cisco Systems, Inc.	4,035,075	144,859,193
CommScope Holding Co., Inc. (a)	1,000,100	8,900,890
		153,760,083
Electronic Equipment & Components - 1.4%
TE Connectivity Ltd.	1,147,038	111,125,041
IT Services - 2.0%
Amdocs Ltd.	760,938	42,901,684
Capgemini SA	282,100	32,572,225
Cognizant Technology Solutions Corp. Class A	1,154,979	82,488,600
		157,962,509
Semiconductors & Semiconductor Equipment - 1.0%
Broadcom, Inc.	29,400	10,279,122
NXP Semiconductors NV	404,100	54,601,992
ON Semiconductor Corp. (a)	525,100	13,174,759
		78,055,873
Software - 0.5%
Nortonlifelock, Inc.	1,764,728	36,300,455

TOTAL INFORMATION TECHNOLOGY		537,203,961

MATERIALS - 3.7%
Chemicals - 1.5%
Albemarle Corp. U.S.	487,300	45,421,233
DuPont de Nemours, Inc.	1,300,500	73,972,440
		119,393,673
Metals & Mining - 2.2%
BHP Billiton Ltd. sponsored ADR	173,800	8,361,518
Lundin Mining Corp.	7,991,300	48,284,895
Newmont Corp.	1,814,129	113,999,866
		170,646,279

TOTAL MATERIALS		290,039,952

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Simon Property Group, Inc.	601,594	37,786,119
Real Estate Management & Development - 1.8%
CBRE Group, Inc. (a)	2,712,472	136,708,589

TOTAL REAL ESTATE		174,494,708

UTILITIES - 10.1%
Electric Utilities - 7.3%
Duke Energy Corp.	818,900	75,428,879
Evergy, Inc.	1,612,700	89,021,040
Exelon Corp.	2,712,106	108,185,908
FirstEnergy Corp.	122,100	3,628,812
PG&E Corp. (a)	8,572,200	81,950,232
Portland General Electric Co.	639,701	25,140,249
PPL Corp.	1,027,200	28,248,000
Southern Co.	2,687,276	154,384,006
		565,987,126
Gas Utilities - 0.7%
Atmos Energy Corp.	606,100	55,561,187
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp.	2,662,400	46,245,888
Multi-Utilities - 1.5%
Dominion Energy, Inc.	1,055,300	84,782,802
NiSource, Inc.	1,203,600	27,646,692
		112,429,494

TOTAL UTILITIES		780,223,695

TOTAL COMMON STOCKS
(Cost $6,930,695,372)		7,465,666,850

Nonconvertible Preferred Stocks - 2.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Dynagas LNG Partners LP 9.00%	185,648	4,008,307
INFORMATION TECHNOLOGY - 2.0%
Technology Hardware, Storage & Peripherals - 2.0%
Samsung Electronics Co. Ltd.	3,456,370	153,418,968
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $144,751,906)		157,427,275

Other - 0.3%
Other - 0.3%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)	30,363,144	2,628,780
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (c)(d)(e)	26,245,992	17,059,895
TOTAL OTHER
(Cost $39,388,298)		19,688,675

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.10% (f)	124,590,273	124,615,191
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)	10,284,283	10,285,312
TOTAL MONEY MARKET FUNDS
(Cost $134,900,503)		134,900,503
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $7,249,736,079)		7,777,683,303
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(24,589,815)
NET ASSETS - 100%		$7,753,093,488

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,688,675 or 0.3% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 10/30/18	$13,142,306
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 10/30/18	$26,245,992

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$251,467
Fidelity Securities Lending Cash Central Fund	450,575
Total	$702,042

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Golar LNG Partners LP	$28,557,220	$--	$8,846,531	$1,713,940	$(30,385,211)	$15,716,821	$--
Total	$28,557,220	$--	$8,846,531	$1,713,940	$(30,385,211)	$15,716,821	$--

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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